Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 2,237,624	$ 2,783,719
Accounts receivable	85,504	143,429
Inventory, net	421,324	242,630
Current portion of mortgage note receivable	39,061	39,061
Prepaid insurance and services	84,082	137,069
Prepaid clinical expenses	1,104,445	612,161
Total current assets	3,972,040	3,958,069
FURNITURE AND EQUIPMENT, NET	57,320	13,546
RIGHT-TO-USE LEASE ASSET, NET	38,348	51,017
MORTGAGE NOTE RECEIVABLE, LESS CURRENT PORTION	64,728	90,596
TOTAL ASSETS	4,132,436	4,113,228
CURRENT LIABILITIES
Current portion of lease liability	14,378	16,385
Current portion of long-term debt	87,421
Accounts payable and accrued expenses	4,458,191	3,124,735
Total current liabilities	4,559,990	3,141,120
LONG-TERM LIABILITIES
Long-term lease liability, less current portion	25,876	36,126
Long-term debt, less current portion	71,103
Total long-term liabilities	96,979	36,126
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value $.0001 per share, 500,000,000 shares authorized, 169,876,130 and 121,564,990 shares issued and outstanding, at September 30, 2020 and December 31, 2019	16,987	12,155
Preferred stock, par value $.0001 per share, 5,000,000 shares authorized
Additional paid-in capital	30,840,706	26,044,060
Accumulated deficit	(31,382,226)	(25,120,233)
Total stockholders' equity (deficit)	(524,533)	935,982
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 4,132,436	$ 4,113,228